Intangible assets (Tables)	3 Months Ended
Mar. 31, 2026
Intangible assets other than goodwill [abstract]
Disclosure of reconciliation of intangible assets

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
GROSS VALUES
AS OF JANUARY 1, 2025	120	27	6,529	6,677
AS OF MARCH 31, 2025	120	27	6,529	6,677

AS OF DECEMBER 31, 2025	120	27	6,529	6,677
AS OF MARCH 31, 2026	120	27	6,529	6,677

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
AMORTIZATION
AS OF JANUARY 1, 2025	(45)	(25)	—	(70)
AS OF MARCH 31, 2025	(45)	(25)	—	(70)

AS OF DECEMBER 31, 2025	(45)	(26)	—	(71)
AS OF MARCH 31, 2026	(45)	(26)	—	(71)

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
NET BOOK VALUES
AS OF MARCH 31, 2025	75	2	6,529	6,606
AS OF DECEMBER 31, 2025	75	2	6,529	6,605
AS OF MARCH 31, 2026	75	1	6,529	6,605